JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
200 Berkeley Street
Boston, Massachusetts 02116-2805
October 30, 2023
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:
John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:
John Hancock Dynamic Municipal Bond ETF (the “Fund”)
File Nos. 333-183173; 811-22733
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the form of Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information, dated October 17, 2023, contained in Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 62 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on October 17, 2023 via EDGAR, accession number 0001193125-23-257006.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara C.S. Moldwin
Mara C.S. Moldwin Assistant Secretary